AOMT II, LLC ABS-15G

Exhibit 99.35

Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Primary Appraiser Name	Primary Appraiser License Number	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
2026060326			XXX	XXX	XXX	XXX	XXX	XXX	1004 URAR	XXX	XXX	XXX	XXX	XXX	XXX	XXX	0%	Desk Review																		XXX	XXX	0%	ClearCapital	Low Risk	XXX																																								5	XXX